Income tax expense - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Effective tax rate	22.70%	21.60%
Blended tax rate	25.10%	23.70%
Net prior year tax credit	£ 12	£ 9	£ 16
Credited to other comprehensive income	£ 6	£ 11
Most of jurisdictions in which group operates | Minimum
Income taxes
Effective tax rate	15.00%
Limited number of jurisdictions in which group operates
Income taxes
Effective tax rate	15.00%